Risk Management and Financial Instruments (Details) - Schedule of Maximum Horizon	12 Months Ended
Dec. 31, 2023
AAA [Member]
Schedule of Maximum Horizon [Line Items]
Percentage Equity	2.00%
Maximum horizon	5 years
AA [Member]
Schedule of Maximum Horizon [Line Items]
Percentage Equity	1.00%
Maximum horizon	3 years
A [Member]
Schedule of Maximum Horizon [Line Items]
Percentage Equity	0.50%
Maximum horizon	2 years
BBB [Member]
Schedule of Maximum Horizon [Line Items]
Percentage Equity	0.25%
Maximum horizon	1 year